Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2018